Expense Example {- Fidelity Asset Manager 20%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 20% - Fidelity Asset Manager 20%	Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640